Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income earned on investments held in Trust Account			$ 325
Numerator: Net loss minus net income allocable to Class A common stock
Net loss	$ (11,657,781)	$ 6,079,998	$ (2,958,534)	$ (5,577,783)
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income earned on investments held in Trust Account	3,104			33,037
Less: Company's portion available to be withdrawn to pay taxes	(3,104)			(33,037)
Net income attributable to Class A common stock
Denominator: Weighted average common stock
Basic and diluted weighted average shares outstanding	17,250,000		17,250,000	17,250,000
Basic and diluted net income (loss) per share	$ 0.00		$ 0	$ 0.00
Numerator: Net loss minus net income allocable to Class A common stock
Net loss			$ 0
Net income allocable to Class A common stock
Common Class B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income attributable to Class A common stock
Denominator: Weighted average common stock
Basic and diluted weighted average shares outstanding	4,312,500		3,817,819	4,312,500
Basic and diluted net income (loss) per share	$ (2.70)		$ (0.77)	$ (1.29)
Numerator: Net loss minus net income allocable to Class A common stock
Net loss	$ (11,657,781)		$ (2,959,000)	$ (5,577,783)
Net income allocable to Class A common stock
Net loss attributable to Class B common stock	$ (11,657,781)			$ (5,577,783)